STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022
Formation and operating costs	$ 467,223	$ 98,724	$ 170,064	$ 1,771,902
Franchise tax expense	52,802			152,802
Loss from operation costs	(520,025)	(98,724)	(170,064)	(1,924,704)
Other income (expense):
Realized and Unrealized gain	587,303	2,897	3,691	779,706
Change in fair value of warrant liabilities	(113,829)	1,388,792	6,391,703	4,243,893
Non-operating expense			(625,059)
Net income (loss) before provision for income taxes	(46,551)	1,292,965	5,600,271	3,098,895
Provision for income taxes	(106,724)			(106,724)
Net income	(153,275)	1,292,965	5,600,271	2,992,171
Class A Common Stock Subject to Redemption
Other income (expense):
Net income	$ (117,823)	$ 993,905	$ 3,831,255	$ 2,300,089
Weighted average shares outstanding, Basic	11,500,000	11,500,000	6,997,872	11,500,000
Weighted average shares outstanding, Diluted	11,500,000	11,500,000	6,997,872	11,500,000
Basic net income per common stock	$ 0.01	$ 0.09	$ 0.55	$ 0.20
Diluted net income per common stock	$ 0.01	$ 0.09	$ 0.55	$ 0.20
Class A and Class B non-redeemable common stock
Other income (expense):
Net income	$ (35,452)	$ 299,060	$ 1,769,016	$ 692,082
Weighted average shares outstanding, Basic	3,460,275	3,460,275	3,231,146	3,460,275
Weighted average shares outstanding, Diluted	3,460,275	3,460,275	3,231,146	3,460,275
Basic net income per common stock	$ 0.01	$ 0.09	$ 0.55	$ 0.20
Diluted net income per common stock	$ 0.01	$ 0.09	$ 0.55	$ 0.20